Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VERSUS PERFORMANCE

In accordance with rules adopted by the Securities and Exchange Commission pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive compensation of our principal executive officer (“PEO”) and the average of the Non-PEO NEOs, and certain performance metrics for the fiscal years listed below. The Compensation and Human Capital Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown, rather, the Committee followed Stericycle’s Executive Compensation Philosophy and best practice when making pay decisions.
Year	Summary Compensation Table Total for PEO(1) ($)	Compensation Actually Paid to PEO(1),(2),(3) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(1) ($)	Average Compensation Actually Paid to Non-PEO NEOs(1),(2),(3) ($)	Value of Initial Fixed $100 Investment Based On:(4)		Net Income (Loss) ($ Millions)	EPS Metric (5) ($)
					TSR ($)	Peer Group TSR ($)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2022	7,136,003	3,479,109	2,362,967	1,372,979	78.19	136.56	56.5	0.55
2021	6,655,585	5,339,859	2,111,583	1,791,322	93.46	144.60	(26.8)	0.60
2020	5,574,228	7,026,428	2,116,027	2,233,813	108.65	104.81	(55.9)	0.71
(1)	Cindy J. Miller was our PEO for each year presented. The individuals comprising the Non-PEO NEOs for each year presented are Janet H. Zelenka, Daniel V. Ginnetti, Kurt M. Rogers, and S. Cory White.
(2)
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table total with certain adjustments as described in footnote 3 below.

(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts from the Summary Compensation Table total for the PEO and the average of the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column below are the amounts from the Stock Awards column set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for PEO ($)	Exclusion of Stock Awards for PEO ($)	Inclusion of Equity Values for PEO ($)	Compensation Actually Paid to PEO ($)
2022	7,136,003	(5,984,944)	2,328,050	3,479,109
2021	6,655,585	(3,954,904)	2,639,178	5,339,859
2020	5,574,228	(2,781,335)	4,233,535	7,026,428
Year	Summary Compensation Table Total for Non-PEO NEOs ($)	Exclusion of Stock Awards for Non-PEO NEOs ($)	Inclusion of Equity Values for Non-PEO NEOs ($)	Compensation Actually Paid to Non-PEO NEOs ($)
2022	2,362,967	(1,748,222)	758,234	1,372,979
2021	2,111,583	(997,104)	676,843	1,791,322
2020	2,116,027	(941,274)	1,059,060	2,233,813
      The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:
Year	Year-End Fair Value of Equity Awards Granted During Covered Year That Remained Unvested as of End of Covered Year for PEO ($)	Change in Fair Value from End of Prior Year to End of Covered Year of Unvested Equity Awards Granted in a Prior Year for PEO ($)	Change in Fair Value from End of Prior Year to Vesting Date of Equity Awards Granted in a Prior Year that Vested During the Covered Year for PEO ($)	Fair Value at End of Prior Year of Equity Awards Forfeited During Covered Year for PEO ($)	Total - Inclusion of Equity Values for PEO ($)
2022	3,947,727	(1,222,599)	(397,078)	—	2,328,050
2021	3,993,208	(1,280,636)	(73,394)	—	2,639,178
2020	4,142,490	366,841	(275,796)	—	4,233,535
Year	Year-End Fair Value of Equity Awards Granted During Covered Year That Remained Unvested at End of Covered Year for Non-PEO NEOs ($)	Change in Fair Value from End of Prior Year to End of Covered Year of Unvested Equity Awards Granted in a Prior Year for Non-PEO NEOs ($)	Change in Fair Value from End of Prior Year to Vesting Date of Equity Awards Granted in a Prior Year that Vested During the Covered Year for Non-PEO NEOs ($)	Fair Value at End of Prior Year of Equity Awards Forfeited During Covered Year for Non-PEO NEOs ($)	Total - Inclusion of Equity Values for Non-PEO NEOs ($)
2022	1,158,297	(292,732)	(107,331)	—	758,234
2021	1,007,265	(325,203)	(5,219)	—	676,843
2020	1,367,286	86,421	(79,673)	(314,974)	1,059,060
(4)
The Peer Group total shareholder return (“TSR”) set forth in this table utilizes the Dow Jones U.S. Waste & Disposal Services Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report on Form 10-K for the year ended December 31, 2022. The Company TSR and Peer Group TSR amounts assume $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the Dow Jones U.S. Waste & Disposal Services Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

(5)
We determined the EPS Metric to be the most important financial performance measure used to link Company performance to compensation actually paid to our PEO and Non-PEO NEOs in 2022. The EPS Metric is calculated from diluted earnings per share, adjusted for certain matters, and is a non-GAAP financial measure. For additional detail and reconciliations to the most directly comparable U.S. GAAP measures, see Appendix A to this proxy statement. This performance measure may not have been the most important financial performance measure for years 2021 and 2020 and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Company Selected Measure Name	EPS Metric
Named Executive Officers, Footnote [Text Block]
(1)	Cindy J. Miller was our PEO for each year presented. The individuals comprising the Non-PEO NEOs for each year presented are Janet H. Zelenka, Daniel V. Ginnetti, Kurt M. Rogers, and S. Cory White.

Peer Group Issuers, Footnote [Text Block]
(4)
The Peer Group total shareholder return (“TSR”) set forth in this table utilizes the Dow Jones U.S. Waste & Disposal Services Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report on Form 10-K for the year ended December 31, 2022. The Company TSR and Peer Group TSR amounts assume $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the Dow Jones U.S. Waste & Disposal Services Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

PEO Total Compensation Amount	$ 7,136,003	$ 6,655,585	$ 5,574,228
PEO Actually Paid Compensation Amount	$ 3,479,109	5,339,859	7,026,428
Adjustment To PEO Compensation, Footnote [Text Block]
(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts from the Summary Compensation Table total for the PEO and the average of the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column below are the amounts from the Stock Awards column set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for PEO ($)	Exclusion of Stock Awards for PEO ($)	Inclusion of Equity Values for PEO ($)	Compensation Actually Paid to PEO ($)
2022	7,136,003	(5,984,944)	2,328,050	3,479,109
2021	6,655,585	(3,954,904)	2,639,178	5,339,859
2020	5,574,228	(2,781,335)	4,233,535	7,026,428
  The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:
Year	Year-End Fair Value of Equity Awards Granted During Covered Year That Remained Unvested as of End of Covered Year for PEO ($)	Change in Fair Value from End of Prior Year to End of Covered Year of Unvested Equity Awards Granted in a Prior Year for PEO ($)	Change in Fair Value from End of Prior Year to Vesting Date of Equity Awards Granted in a Prior Year that Vested During the Covered Year for PEO ($)	Fair Value at End of Prior Year of Equity Awards Forfeited During Covered Year for PEO ($)	Total - Inclusion of Equity Values for PEO ($)
2022	3,947,727	(1,222,599)	(397,078)	—	2,328,050
2021	3,993,208	(1,280,636)	(73,394)	—	2,639,178
2020	4,142,490	366,841	(275,796)	—	4,233,535

Non-PEO NEO Average Total Compensation Amount	$ 2,362,967	2,111,583	2,116,027
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,372,979	1,791,322	2,233,813
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
Year	Summary Compensation Table Total for Non-PEO NEOs ($)	Exclusion of Stock Awards for Non-PEO NEOs ($)	Inclusion of Equity Values for Non-PEO NEOs ($)	Compensation Actually Paid to Non-PEO NEOs ($)
2022	2,362,967	(1,748,222)	758,234	1,372,979
2021	2,111,583	(997,104)	676,843	1,791,322
2020	2,116,027	(941,274)	1,059,060	2,233,813
Year	Year-End Fair Value of Equity Awards Granted During Covered Year That Remained Unvested at End of Covered Year for Non-PEO NEOs ($)	Change in Fair Value from End of Prior Year to End of Covered Year of Unvested Equity Awards Granted in a Prior Year for Non-PEO NEOs ($)	Change in Fair Value from End of Prior Year to Vesting Date of Equity Awards Granted in a Prior Year that Vested During the Covered Year for Non-PEO NEOs ($)	Fair Value at End of Prior Year of Equity Awards Forfeited During Covered Year for Non-PEO NEOs ($)	Total - Inclusion of Equity Values for Non-PEO NEOs ($)
2022	1,158,297	(292,732)	(107,331)	—	758,234
2021	1,007,265	(325,203)	(5,219)	—	676,843
2020	1,367,286	86,421	(79,673)	(314,974)	1,059,060

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Relationship Between Compensation Actually Paid and TSR

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and TSR for the Company and the Dow Jones US. Waste & Disposal Index over the past three fiscal years.

Compensation Actually Paid vs. Net Income [Text Block]
Relationship Between Compensation Actually Paid and Net Income (Loss)

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and our net income (loss) during the past three fiscal years.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Relationship Between Compensation Actually Paid and EPS Metric

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and our EPS Metric during the past three fiscal years.

Total Shareholder Return Vs Peer Group [Text Block]
Relationship Between Compensation Actually Paid and TSR

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and TSR for the Company and the Dow Jones US. Waste & Disposal Index over the past three fiscal years.

Tabular List [Table Text Block]
Tabular List of Most Important Performance Measures

The following table presents the financial performance measures that the Company considers to have been the most important in linking compensation actually paid to our PEO and other NEOs for 2022 to Company performance. The measures in this table are not ranked.
EPS Metric
EBIT
Free Cash Flow
Adjusted ROIC
Relative Total Shareholder Return

Total Shareholder Return Amount	$ 78.19	93.46	108.65
Peer Group Total Shareholder Return Amount	136.56	144.6	104.81
Net Income (Loss)	$ 56,500,000	$ (26,800,000)	$ (55,900,000)
Company Selected Measure Amount | $ / shares	0.55	0.6	0.71
PEO Name	Cindy J. Miller	Cindy J. Miller	Cindy J. Miller
Additional 402(v) Disclosure [Text Block]
(2)
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table total with certain adjustments as described in footnote 3 below.

Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	EPS Metric
Non-GAAP Measure Description [Text Block]
(5)
We determined the EPS Metric to be the most important financial performance measure used to link Company performance to compensation actually paid to our PEO and Non-PEO NEOs in 2022. The EPS Metric is calculated from diluted earnings per share, adjusted for certain matters, and is a non-GAAP financial measure. For additional detail and reconciliations to the most directly comparable U.S. GAAP measures, see Appendix A to this proxy statement. This performance measure may not have been the most important financial performance measure for years 2021 and 2020 and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	EBIT
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Free Cash Flow
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted ROIC
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Relative Total Shareholder Return
PEO [Member] | Total Inclusion of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 2,328,050	$ 2,639,178	$ 4,233,535
PEO [Member] | Exclusion of Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(5,984,944)	(3,954,904)	(2,781,335)
PEO [Member] | Year-End Fair Value of Equity Awards Granted During Covered Year That Remained Unvested as of End of Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,947,727	3,993,208	4,142,490
PEO [Member] | Change in Fair Value from End of Prior Year to End of Covered Year of Unvested Equity Awards Granted in a Prior Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,222,599)	(1,280,636)	366,841
PEO [Member] | Change in Fair Value from End of Prior Year to Vesting Date of Equity Awards Granted in a Prior Year that Vested During the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(397,078)	(73,394)	(275,796)
PEO [Member] | Fair Value at End of Prior Year of Equity Awards Forfeited During Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Total Inclusion of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	758,234	676,843	1,059,060
Non-PEO NEO [Member] | Exclusion of Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,748,222)	(997,104)	(941,274)
Non-PEO NEO [Member] | Year-End Fair Value of Equity Awards Granted During Covered Year That Remained Unvested as of End of Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,158,297	1,007,265	1,367,286
Non-PEO NEO [Member] | Change in Fair Value from End of Prior Year to End of Covered Year of Unvested Equity Awards Granted in a Prior Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(292,732)	(325,203)	86,421
Non-PEO NEO [Member] | Change in Fair Value from End of Prior Year to Vesting Date of Equity Awards Granted in a Prior Year that Vested During the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(107,331)	(5,219)	(79,673)
Non-PEO NEO [Member] | Fair Value at End of Prior Year of Equity Awards Forfeited During Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ (314,974)